Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Line Items]
Schedule of Net Deferred Tax Assets
The tax effects of the primary temporary differences included in net deferred tax assets and liabilities consist of the following:

	December 31, 2022	December 31, 2021
Deferred Tax Assets
Net operating loss carryforwards	$453	$37
Cryptocurrency impairment and appreciation	—	—
Lease Liability	126	87
Accruals	—	—
Capitalized expenses	7	417
Non-cash interest expense	—	—

Deferred tax assets	$586	$541

Deferred Tax Liabilities
Debt discount	—	(914)
Depreciation	(96)	(187)
Right-of-use asset	(110)	(85)
Warrants	(601)	—
Other	(8)	(10)

Deferred tax liabilities	(815)	(1,196)
Less: Valuation allowance	—	—
Net deferred tax assets (liabilities)	$(229)	$(655)

Schedule of Income Tax Provisions
The income tax provision (benefit) is summarized as follows:

	December 31, 2022	December 31, 2021
Current
State	$—	120

Total current tax provision	—	120
Deferred
State	$(298)	$1,290

Total deferred income tax provision (benefit)	(298)	1,290
Change in valuation allowance	$—	$(635)

Total tax benefit	$(298)	$775

ADIT EDTECH ACQUISITION CORP [Member]
Income Tax [Line Items]
Schedule of Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Organizational costs/Startup expenses	$321,981	$152,688
Federal net operating loss carryforwards	—	17,851

Total deferred tax assets	321,981	170,539
Valuation allowance	(321,981)	(170,539)

Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provisions
The income tax provision consists of the following:

	December 31, 2022	December 31, 2021
Federal
Current	$795,203	$—
Deferred	(151,332)	(170,539)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	151,332	170,539

Income tax provision	$795,203	$—

Schedule of Reconciliations of Federal Income Tax Effective Rate
Reconciliations of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	-17.1%	7.6%
Acquisition related expenses	7.5%	-22.1%
Change in valuation allowance	2.7%	-6.5%
Effective tax rate	14.1%	—%